Post-employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Post-employment benefits, balance at beginning	R$ 1,484,243	R$ 1,070,037
Appropriation of actuarial calculation	134,044	128,652
Appropriation of pension and healthcare contributions	123,667	139,701
Adjustment related to actuarial gains (loss)	(363,465)	379,126
Amortizations	(219,780)	(225,421)
Reclassification		(7,852)
Post-employment benefits, balance at ending	R$ 1,158,709	R$ 1,484,243